Derivatives and hedging (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivative Instruments, Gain (Loss) [Line Items]
Fair value of outstanding put and call option forward contracts, asset	$ 3,625	$ 1,413
Amounts reclassified from accumulated other comprehensive loss	(6,227)	(217)	$ 4,085
Losses reclassified from other comprehensive loss to financial expenses			$ 395
Foreign Exchange Contract | Designated as Hedging Instrument
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount	28,000	54,000
Fair value of outstanding put and call option forward contracts, asset	$ 3,625	$ 1,413